Segment Reporting - Geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Revenue from external customers	$ 630,201	$ 837,999	$ 426,409
Segment information
Total assets	1,274,196	1,279,773
Property, plant and equipment	92,498	99,727
Right-of-use assets	4,497	4,665
Leasehold Land	10,706	11,261
Goodwill	2,990	3,064
Other intangible asset		21
Investment in an equity investee	77,765	48,411
Investment in equity security	5,000
PRC
Segment reporting
Revenue from external customers	452,413	484,895	$ 426,409
Segment information
Total assets	1,212,722	1,252,957
Property, plant and equipment	91,849	98,809
Right-of-use assets	4,086	4,114
Leasehold Land	10,706	11,261
Goodwill	2,990	3,064
Other intangible asset		21
Investment in an equity investee	77,765	48,411
Investment in equity security	5,000
US and others
Segment reporting
Revenue from external customers	177,788	353,104
Segment information
Total assets	61,474	26,816
Property, plant and equipment	649	918
Right-of-use assets	$ 411	$ 551